Segment analysis	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Segments [Abstract]
Segment analysis

2 Segment analysis

Accounting policy

The Group’s reported segments are based on the internal reporting structure and financial information provided to the Boards.

Adjusted operating profit is the key segmental profit measure used by the Group in assessing performance. Adjusted operating profit is reconciled to operating profit on page 131.

Revenue arises from the provision of products and services under contracts with customers. In all cases, revenue is recognised to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services, and is recognised when the customer obtains control of the good or service.

Revenue is stated at the transaction price, which includes allowance for anticipated discounts and returns and excludes customer sales taxes and other amounts to be collected on behalf of third parties.

Where the goods or services promised within a contract are distinct, they are identified as separate performance obligations and are accounted for separately.

Where separate performance obligations are identified, total revenue is allocated on the basis of relative stand-alone selling prices or management’s best estimate of relative value where stand-alone selling prices do not exist. Management estimates may include a cost-plus method or comparable product approach, but must be supported by objective evidence. A residual approach may be applied where it is not possible to derive a reliable management estimate for a specific component.

Revenue is recognised for the various categories as follows: ▪Subscriptions – revenue comprises income derived from the periodic distribution or update of a product. Subscription revenue is generally invoiced in advance and recognised systematically over the period of the subscription.Recognition is either on a straight-line basis where the transaction involves the transfer of goods and services to the customer in a consistent manner over a specific period of time; or based on the value received by the customer where the goods and services are not delivered in a consistent manner. ▪Transactional – revenue is recognised when control of the product is passed to the customer or the service has been performed. For exhibitions, revenue primarily comprises income from exhibitors and attendees at exhibitions. Exhibition revenue is recognised on occurrence of the exhibition. ▪Advertising – revenue is recognised on publication or over the period of online display.

RELX is a global provider of information-based analytics and decision tools for professional and business customers. Operating in four major market segments: Scientific, Technical & Medical provides information and analytics that help institutions and professionals progress science, advance healthcare and improve performance; Risk & Business Analytics provides customers with information-based analytics and decision tools that combine public and industry-specific content with advanced technology and algorithms to assist them in evaluating and predicting risk and enhancing operational efficiency; Legal provides legal, regulatory and business information and analytics that helps customers increase their productivity, improve decision-making and achieve better outcomes; and Exhibitions is a leading global events business. It combines face-to-face through data and digital tools to help customers learn about markets, source products and complete transactions at over 500 events, in 30 countries, attracting more than 7m participants.

ANALYSIS BY BUSINESS SEGMENT	Revenue			Adjusted operating profit
	2018 £m	Restated 2017 £m	Restated 2016 £m	2018 £m	Restated 2017 £m	Restated 2016 £m
Scientific, Technical & Medical	2,538	2,473	2,318	942	914	854
Risk & Business Analytics	2,117	2,073	1,905	776	760	685
Legal	1,618	1,686	1,619	320	328	312
Exhibitions	1,219	1,109	1,047	313	287	271
Sub-total	7,492	7,341	6,889	2,351	2,289	2,122
Unallocated items	-	-	-	(5)	(5)	(8)
Total	7,492	7,341	6,889	2,346	2,284	2,114

ANALYSIS OF REVENUE BY GEOGRAPHICAL ORIGIN	2018 £m	Restated 2017 £m	Restated 2016 £m
North America	4,013	3,998	3,697
Europe	2,790	2,644	2,568
Rest of world	689	699	624
Total	7,492	7,341	6,889

Revenue by geographical origin from the United Kingdom in 2018 was £1,144m (2017: £1,085m; 2016: £1,048m).

2018	Scientific, Technical and Medical	Risk & Business Analytics	Legal	Exhibitions	Total
Revenue by geographical market
North America	1,118	1,669	1,083	221	4,091
Europe	611	322	340	535	1,808
Rest of World	809	126	195	463	1,593
Total revenue	2,538	2,117	1,618	1,219	7,492

Revenue by format
Electronic	2,094	2,030	1,338	51	5,513
Face-to-face	7	36	10	1,168	1,221
Print	437	51	270	–	758
Total revenue	2,538	2,117	1,618	1,219	7,492

Revenue by type
Subscriptions	1,877	765	1,247	–	3,889
Transactional	615	1,322	365	1,219	3,521
Advertising	46	30	6	–	82
Total revenue	2,538	2,117	1,618	1,219	7,492

Revenue by geographical market from the United Kingdom in 2018 was £527m (2017: £521m; 2016: £502m).

2017	Scientific, Technical and Medical	Risk & Business Analytics	Legal	Exhibitions	Total
Revenue by geographical market
North America	1,045	1,658	1,145	230	4,078
Europe	617	308	340	429	1,694
Rest of World	811	107	201	450	1,569
Total revenue	2,473	2,073	1,686	1,109	7,341

Revenue by format
Electronic	1,995	1,967	1,384	42	5,388
Face-to-face	10	38	7	1,067	1,122
Print	468	68	295	-	831
Total revenue	2,473	2,073	1,686	1,109	7,341

Revenue by type
Subscriptions	1,776	732	1,291	1	3,800
Transactional	646	1,301	389	1,108	3,444
Advertising	51	40	6	–	97
Total revenue	2,473	2,073	1,686	1,109	7,341

2016	Scientific, Technical and Medical	Risk & Business Analytics	Legal	Exhibitions	Total
Revenue by geographical market
North America	960	1,499	1,106	210	3,775
Europe	605	322	330	454	1,711
Rest of World	753	84	183	383	1,403
Total revenue	2,318	1,905	1,619	1,047	6,889

Revenue by format
Electronic	1,834	1,758	1,321	35	4,948
Face-to-face	10	37	7	1,012	1,066
Print	474	110	291	-	875
Total revenue	2,318	1,905	1,619	1,047	6,889

Revenue by type
Subscriptions	1,628	684	1,299	1	3,612
Transactional	631	1,172	314	1,046	3,163
Advertising	59	49	6	–	114
Total revenue	2,318	1,905	1,619	1,047	6,889

Around half of RELX’s revenue comes from subscription arrangements, and revenue for these is generally recognised on a straight line basis over the time period covered by the agreement, in line with the provision of services. There are a number of multi-year contracts,

mainly in Risk & Business Analytics, where revenue is recognised on the achievement of delivery milestones or other specified performance obligations. As at 31 December 2018, the aggregate amount of the transaction price of such contracts which relates to performance obligations which have not yet been delivered was approximately £210m. It is expected that revenue will be recognised in relation to this amount over the next10 years.

ANALYSIS BY BUSINESS SEGMENT	Expenditure on
	acquired goodwill and			Capital expenditure			Amortisation of acquired			Depreciation and other
	intangible assets			additions			intangible assets			amortisation
	2018 £m	2017 £m	2016 £m	2018 £m	2017 £m	2016 £m	2018 £m	2017 £m	2016 £m	2018 £m	Restated 2017 £m	Restated 2016 £m
Scientific, Technical & Medical	106	94	19	100	95	85	56	77	88	109	100	100
Risk & Business Analytics	852	-	288	92	83	67	161	141	147	76	64	56
Legal	30	6	83	145	153	154	33	52	73	147	142	135
Exhibitions	61	33	21	28	24	26	36	44	38	35	37	34
Total	1,049	133	411	365	355	332	288	314	346	364	343	325

Capital expenditure comprises additions to property, plant and equipment and internally developed intangible assets. Amortisation of acquired intangible assets includes amounts in respect of joint ventures of nil (2017: nil; 2016: £3m) in Legal and £1m (2017: £1m; 2016: £1m) in Exhibitions.

ANALYSIS OF NON-CURRENT ASSETS BY GEOGRAPHICAL LOCATION	2018 £m	Restated 2017 £m	Restated 2016 £m
North America	8,692	7,408	8,307
Europe	1,996	2,016	1,987
Rest of world	461	459	489
Total	11,149	9,883	10,783

Non-current assets held in the United Kingdom totalled £988m (2017: £1,026m; 2016: £961m). Non-current assets by geographical location exclude amounts relating to deferred tax, pension assets and derivative financial instruments.

Operating profit is reconciled to adjusted operating profit as follows:

RECONCILIATION OF OPERATING PROFIT TO ADJUSTED OPERATING PROFIT	2018 £m	Restated 2017 £m	Restated 2016 £m
Operating profit	1,964	1,905	1,708
Adjustments:
Amortisation of acquired intangible assets	288	314	346
Acquisition-related costs	84	56	51
Reclassification of tax in joint ventures	11	10	10
Reclassification of finance income in joint ventures	(1)	(1)	(1)
Adjusted operating profit	2,346	2,284	2,114

The share of post-tax results of joint ventures of £32m (2017: £37m; 2016:£37m) included in operating profit comprised £nilm (2017: £5m; 2016: £10m) relating to Legal, £31m (2017: £32m; 2016: £27m) relating to Exhibitions and £1m (2017: nil; 2016: nil) relating to Risk & Business Analytics.